COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2017
Cost Method Investments Disclosure [Abstract]
COST METHOD INVESTMENT

19.	COST METHOD INVESTMENT

(in thousands of $)	2017	2016
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347

OLT-O is an Italian incorporated unlisted company which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy. As of December 31, 2017 and 2016, our investment in OLT-O was $7.3 million, representing a 2.7% interest in OLT–O's issued share capital. We received no dividends from our investment in OLT-O for either of the years ended December 31, 2017 and 2016.